Consolidated Statement of Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NET REVENUE	R$ 21,712	R$ 18,773	R$ 21,868
COST OF ENERGY AND GAS
Energy purchased for resale	(10,919)	(8,273)	(9,542)
Charges for the use of the national grid	(1,174)	(947)	(999)
Gas purchased for resale	(1,071)	(878)	(1,051)
Cost of purchased energy sold	(13,164)	(10,098)	(11,592)
OTHER COSTS
Personnel and managers	(1,270)	(1,348)	(1,143)
Materials	(73)	(41)	(126)
Outsourced services	(759)	(720)	(740)
Depreciation and amortization	(787)	(802)	(811)
Operating provisions, net	(226)	(171)	(23)
Infrastructure construction cost	(1,119)	(1,193)	(1,252)
Other	(90)	(57)	(96)
Other costs	(4,324)	(4,332)	(4,191)
TOTAL COST	(17,488)	(14,430)	(15,783)
GROSS PROFIT	4,224	4,343	6,085
OPERATING EXPENSES	1,330	1,474	2,504
Selling expenses	(248)	(382)	(175)
General and administrative expenses	(763)	(667)	(674)
Operating provisions	(353)	(5)	(1,203)
Other operating revenues (expenses)	34	(420)	(452)
Operating expense	(1,330)	(1,474)	(2,504)
Share of (loss) profit, net, of associates and joint ventures	(252)	(302)	393
Impairment loss on Investments		(763)
Fair value gain on shareholding transaction			729
Income before finance income (expenses) and taxes	2,642	1,804	4,703
Finance income	804	1,041	863
Finance expenses	(1,800)	(2,478)	(2,204)
Income before income tax and social contribution tax	1,646	367	3,362
Current income and social contribution taxes	(446)	(174)	(881)
Deferred income and social contribution taxes	(198)	141	(12)
NET INCOME (LOSS) FOR THE YEAR	1,002	334	2,469
Total of net income for the year attributed to:
Equity holders of the parent	1,001	334	2,469
Non-controllinginterests	1
NET INCOME (LOSS) FOR THE YEAR	R$ 1,002	R$ 334	R$ 2,469
Preferred shares [member]
Total of net income for the year attributed to:
Basic earnings per preferred share - R$	R$ 0.84	R$ 0.35	R$ 1.96
Basic earnings per preferred share - R$	0.84	0.32	1.96
Common shares [member]
Total of net income for the year attributed to:
Basic earnings per preferred share - R$	0.37	0.10	1.96
Basic earnings per preferred share - R$	R$ 0.37	R$ 0.07	R$ 1.96